Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (231,757)	$ (210,117)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation expense	0	400
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	33,670	(28,390)
Net cash used in operating activities	(198,087)	(238,107)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of fixed assets	(6,540)	0
Net cash used in investing activities	(6,540)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from stock subscriptions	20,000	0
Advance received from (repaid to) stockholders	176,700	139,467
Principal payments made against capital leases	(9,000)	0
Net cash provided by financing activities	187,700	139,467
Net change in cash	(16,927)	(98,640)
Cash at beginning of the reporting period	16,927	15,151
Cash at end of the reporting period	0	(83,489)
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid	0	0
Income tax paid	0	0
NON CASH FINANCING AND INVESTING ACTIVITIES:
Conversion of SH advances to APIC	$ 0	$ 620,307